Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,035,000,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	142,933.50
Total Offset Amount	0.00
Net Fee	$ 129,123.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A